OMB Number:              3235-0570

Expires:    January 31, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                811-21201

           A&Q Technology Fund LLC

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                    Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

                         Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-719-1428

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q TECHNOLOGY FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2016 to June 30, 2016

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Technology Fund LLC

A&Q TECHNOLOGY FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2016 to June 30, 2016

A&Q Technology Fund LLC

Statement of Assets, Liabilities and Members’ Capital

(Unaudited)

June 30, 2016

ASSETS

Investments in Investment Funds, at fair value (cost $121,846,447)	$169,026,457
Cash	18,630,243
Receivable from Investment Funds	20,479,849
Other assets	58,065

Total Assets	208,194,614

LIABILITIES

Withdrawals payable	3,793,575
Subscriptions received in advance	254,380
Professional fees payable	252,692
Management Fee payable	172,056
Administration fee payable	79,204
Custody fee payable	800
Other liabilities	95,666

Total Liabilities	4,648,373

Members’ Capital	$203,546,241

MEMBERS’ CAPITAL

Represented by:
Net capital contributions	$156,366,231
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	47,180,010

Members’ Capital	$203,546,241

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC

Statement of Operations

(Unaudited)

Period from January 1, 2016 to June 30, 2016

EXPENSES

Management Fee	$1,043,785
Professional fees	197,042
Administration fee	95,828
Commitment Fee	70,525
Officer’s and Directors’ fees	51,946
Custody fee	4,900
Printing, insurance and other expenses	67,945

Total Expenses	1,531,971

Net Investment Loss	(1,531,971)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	7,076,778
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(18,873,940)

Net Realized and Unrealized Gain/(Loss) from Investments	(11,797,162)

Net Decrease in Members’ Capital Derived from Operations	$(13,329,133)

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC

Statements of Changes in Members’ Capital

Year Ended December 31, 2015 and Period from January 1, 2016 to June 30, 2016 (Unaudited)

	Manager	Members	Total

Members’ Capital at January 1, 2015	$65,744	$208,820,202	$208,885,946

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(254)	(2,901,861)	(2,902,115)
Net realized gain/(loss) from investments in Investment Funds	5,690	18,008,436	18,014,126
Net change in unrealized appreciation/depreciation on investments in Investment Funds	541	1,494,230	1,494,771
Net Increase in Members’ Capital Derived from Operations	5,977	16,600,805	16,606,782

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	4,035,000	4,035,000
Members’ withdrawals	–	(19,126,779)	(19,126,779)
Net Decrease in Members’ Capital Derived from Capital Transactions	–	(15,091,779)	(15,091,779)

Members’ Capital at December 31, 2015	$71,721	$210,329,228	$210,400,949

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(160)	(1,531,811)	(1,531,971)
Net realized gain/(loss) from investments in Investment Funds	2,308	7,074,470	7,076,778
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(6,179)	(18,867,761)	(18,873,940)
Net Decrease in Members’ Capital Derived from Operations	(4,031)	(13,325,102)	(13,329,133)

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	10,268,000	10,268,000
Members’ withdrawals	–	(3,793,575)	(3,793,575)
Net Increase in Members’ Capital Derived from Capital Transactions	–	6,474,425	6,474,425

Members’ Capital at June 30, 2016	$67,690	$203,478,551	$203,546,241

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC

Statement of Cash Flows

(Unaudited)

Period from January 1, 2016 to June 30, 2016

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members’ capital derived from operations	$(13,329,133)
Adjustments to reconcile net decrease in members’ capital derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(2,000,000)
Proceeds from disposition of investments in Investment Funds	20,836,090
Net realized (gain)/loss from investments in Investment Funds	(7,076,778)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	18,873,940
Changes in assets and liabilities:
(Increase) decrease in assets:
Advanced subscriptions in Investment Funds	2,000,000
Receivable from Investment Funds	(16,455,051)
Other assets	(43,134)
Increase (decrease) in liabilities:
Administration fee payable	13,859
Custody fee payable	(4,000)
Management Fee payable	(178,790)
Professional fees payable	49,433
Other liabilities	18,226
Net cash provided by operating activities	2,704,662

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members’ subscriptions, including change in subscriptions received in advance	2,297,380
Payments on Members’ withdrawals, including change in withdrawals payable	(5,771,342)
Net cash used in financing activities	(3,473,962)

Net decrease in cash	(769,300)
Cash-beginning of period	19,399,543
Cash-end of period	$18,630,243

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC

Financial Highlights

June 30, 2016

The following represents the ratios to average members’ capital and other supplemental information for all Members, excluding the Manager, for the periods indicated. An individual Member’s ratios and returns may vary from the below based on the Performance Bonus, if applicable, and the timing of capital transactions.

	Period from January 1, 2016 to June 30, 2016	Years Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Ratio of net investment loss to average members’ capital [a,b]	(1.48%) [c]	(1.37%)	(1.45%)	(1.41%)	(1.37%)	(1.36%)
Ratio of gross expenses to average members’ capital [a,b]	1.48% [c]	1.45%	1.45%	1.41%	1.37%	1.38%
Ratio of net expenses to average members’ capital after Performance Bonus [a,b,d]	1.48% [c]	1.45%	1.45%	1.41%	1.37%	1.37%
Portfolio turnover rate	1.06%	12.79%	22.02%	9.33%	15.44%	21.20%
Total return after Performance Bonus [e,f]	(6.09%)	8.01%	4.13%	16.76%	4.30%	(1.56%)
Members’ capital at end of period (including the Manager)	$203,546,241	$210,400,949	$208,885,946	$219,736,289	$208,699,392	$223,279,146

a	The average members’ capital used in the above ratios is calculated using pre-tender members’ capital, excluding the Manager’s capital.

b

Ratios of net investment loss and gross/net expenses to average members’ capital do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

c	Annualized.

d

The ratios of net expenses to average members’ capital before Performance Bonus were 1.48%, 1.45%, 1.45%, 1.41%, 1.37% and 1.37% for the period from January 1, 2016 to June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively. Ratios for periods less than a full year have been annualized.

e

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for cash flows related to capital subscriptions or withdrawals during the period. Total return for periods less than a full year are not annualized.

f

The total returns before Performance Bonus were (6.09%), 8.01%, 4.13%, 16.76%, 4.30% and (1.56%) for the period from January 1, 2016 to June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively. Total return for periods less than a full year are not annualized.

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC

Notes to Financial Statements

(Unaudited)

June 30, 2016

1.	Organization

A&Q Technology Fund LLC (the “Fund”) was initially organized as a limited partnership under the laws of Delaware on December 28, 1998, commenced operations on April 1, 1999 and was subsequently reorganized as a limited liability company effective October 15, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is commonly referred to as a “fund of funds.” Its investment objective is to maximize capital appreciation over the long-term. The Fund seeks to achieve its objective by investing at least 80% of its assets among a select group of alternative asset managers (the “Investment Managers”) that UBS Hedge Fund Solutions LLC (as defined below) anticipates, at the time of investment, will invest, under normal market conditions, at least 80% of their assets in companies in the technology sector. Investment Managers generally conduct their investment programs through unregistered investment vehicles that have investors, other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”).

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board”, with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, UBS Hedge Fund Solutions (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Board has engaged UBS Hedge Fund Solutions LLC (“UBS Hedge Fund Solutions”, the “Manager” and, when providing services under the Administration Agreement, the “Administrator”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Manager is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

1.	Organization (continued)

Initial and additional applications for interests by eligible investors may be accepted at such times as the Board may determine and are generally accepted monthly. The Board reserves the right to reject any application for interests in the Fund.

The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the “Members”). These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. The Manager expects that generally, it will recommend to the Board that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Board, which may be withheld in its sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor’s initial capital contribution.

2.	Significant Accounting Policies

a.	New Accounting Pronouncement

During August 2014, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update 2014-15 Presentation of Financial Statements - Going Concern (Subtopic 205-40) (“ASU 2014-15”). ASU 2014-15 requires the Manager to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or within one year after the date that the financial statements are available to be issued, when applicable. ASU 2014-15 becomes effective for fiscal periods ending after December 15, 2016; however, early adoption is permitted. The Manager has elected not to early adopt ASU 2014-15 and is currently considering its effects upon the financial statements.

b.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses net asset value (“NAV”) as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

In May 2015, the FASB issued an update on Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Per ASU 2015-07, an investment within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The update is required for fiscal periods beginning after December 15, 2015, however, earlier adoption is permitted. The Manager has elected to early adopt ASU 2015-07. Additional disclosures required by ASU 2015-07, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $169,026,457.

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—

inputs to the valuation methodology include quotes for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

Level 3—	inputs to the valuation methodology include significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There have been no transfers between levels during the reporting period.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital.

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2016. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2016. The Fund used the following category to classify its Investment Funds:

The Investment Funds in the equity hedged strategy (total fair value of $169,026,457) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2016, the Investment Funds in the equity hedged strategy had $15,771,733, representing 9% of the value of the investments in this category, subject to investor level gates and/or lock-ups.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, can be found in the Schedule of Portfolio Investments.

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Manager, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Manager has adopted procedures pursuant to ASC 820 in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ Investment Managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ Investment Managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s Investment Manager and is based upon available information in the absence of readily ascertainable fair values and does not

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s members’ capital at June 30, 2016.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

c.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is recorded on the accrual basis.

d.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of the Board; all costs with respect to communications to Members; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

e.	Income Taxes

The Fund has reclassified $1,531,971 and $7,076,778 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds, respectively, to net capital contributions during the six month period ended June 30, 2016. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund’s Members as of June 30, 2016 and had no effect on members’ capital.

The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. The Manager has analyzed the Fund’s tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

2.	Significant Accounting Policies (continued)

e.	Income Taxes (continued)

the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2016, the Fund did not incur any interest or penalties. The Manager does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

f.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

g.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

3.	Related Party Transactions

The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly management fee (the “Management Fee”) at an annual rate of 1% of the Fund’s members’ capital, excluding the capital account attributable to the Manager. The Management Fee is paid to the Administrator out of the Fund’s assets and debited against the Members’ capital accounts, excluding the Manager’s capital account. A portion of the Management Fee is paid by UBS Hedge Fund Solutions to its affiliates.

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

3.	Related Party Transactions (continued)

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

The net increase or decrease in members’ capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Manager as described above. In accordance with the Limited Liability Company Agreement, the Manager is then allocated an amount based on the performance of the Fund (the “Performance Bonus”) for the Measurement Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Member to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Member.

The Performance Bonus is equal to 1% of the balance of the Member’s capital account at the end of the Measurement Period, provided that appreciation in the Member’s capital account (net of any Performance Bonus) exceeds the Member’s threshold return. The threshold return is the amount that a Member would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. No Performance Bonus was earned for the six month period ended June 30, 2016 or for the year ended December 31, 2015.

Effective January 1, 2016, each Director of the Fund receives an annual retainer of $12,500 plus a fee for each meeting attended. The Chairman of the Board and the Chairman of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the seven other registered alternative investment funds advised by UBS Hedge Fund Solutions. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

During the six month period ended June 30, 2016, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $6,000, which is included in Officer’s and Directors’ fees on the Statement of Operations. The related payable amount of $17,652 is included in other liabilities on the Statement of Assets, Liabilities and Members’ Capital.

The Fund, along with other funds advised by UBS Hedge Fund Solutions, the Directors and the Manager, is insured under an insurance policy which protects against claims alleging a wrongful act, error, omission, misstatement, misleading statement, and other items made in error. The annual

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

3.	Related Party Transactions (continued)

premiums are allocated to the Manager and to several UBS funds on a pro-rata basis by members’ capital. On an annual basis, the Manager determines the allocation to each fund, and the allocation is then approved by the Board. During the six month period ended June 30, 2016, the Fund incurred $38,695 in insurance fees, none of which were payable at June 30, 2016.

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a Credit Agreement (see Note 5). On a quarterly basis, the credit provider will charge a fee (the “Commitment Fee”) on the unused portion of the total amount of the Credit Agreement. The Manager will negotiate the commitment amount with the counter party based on the amount each fund will be expected to borrow at a given time. The Commitment Fee will be allocated to each fund based on the expected borrowing amount which is disclosed within the Credit Agreement. For the six month period ended June 30, 2016, the Fund incurred a Commitment Fee of $70,525 to the counter party, of which $35,263 was payable at June 30, 2016.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), as Fund administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly fee primarily based upon (i) the average members’ capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members’ capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

5.	Loan Payable

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a secured Amended and Restated Credit Agreement dated as of September 1, 2015, as amended, supplemented or otherwise modified from time to time, which will terminate on August 30, 2016 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $31,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day equal to 1.5% plus the higher of the Overnight LIBOR Rate

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

5.	Loan Payable (continued)

and the Federal Funds Rate for such day (the “Interest Rate”), or at 2% over the Interest Rate during an event of default. There is a Commitment Fee payable by the Fund, calculated at 45 basis points per annum of the line of credit not utilized.

For the six month period ended June 30, 2016, the Fund did not borrow under this secured revolving line of credit.

6.	Investments

As of June 30, 2016, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2016 amounted to $2,000,000 and $20,836,090, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds’ tax reports. The tax basis of investments for 2016 will not be finalized by the Fund until after the fiscal year end.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and incentive fees or allocations ranging from 15.00% to 25.00% of net profits earned. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

8.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

9.	Subsequent Events

The Manager has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than the following:

As of June 30, 2016, the Fund had $3,793,575 of withdrawals payable. On July 27, 2016, the Fund paid $3,662,646. The remaining amount payable of $130,929 is scheduled to be paid in accordance with the terms of the Fund’s June 30, 2016 tender offer.

A&Q Technology Fund LLC

Schedule of Portfolio Investments

(Unaudited)

June 30, 2016

									Dollar Amount of
				% of			Redemption		Fair Value for
	Geographic			Members’	Initial	Redemption	Notice	First Available	First Available
Investment Fund	Focus	Cost	Fair Value	Capital	Acquisition Date	Frequency (a)	Period (b)	Redemption Date	Redemption
Equity Hedged
Coatue Qualified Partners, L.P.	Global	$ 4,943,079	$ 18,941,494	9.31%	4/1/2002	Quarterly	45 days	6/30/2016	$18,941,494
Criterion Horizons Fund, L.P.	US/Canada	15,000,000	18,235,617	8.96	4/1/2012	Monthly	45 days	6/30/2016	$18,235,617
Dorsal Capital Partners, L.P.	US/Canada	20,000,000	21,704,035	10.66	4/1/2015	Quarterly	45 days	6/30/2016	$21,704,035
G2 Investment Partners QP, L.P.	US/Canada	16,000,000	15,771,733	7.75	5/1/2014	Monthly	60 days	6/30/2016 (c)	$7,885,867
Jericho Capital Partners, L.P.	US/Canada	11,823,368	19,502,188	9.58	5/1/2011	Quarterly	60 days	6/30/2016	$19,502,188
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	7,000,000	17,218,957	8.46	1/1/2013	Quarterly	45 days	6/30/2016	$17,218,957
PFM Healthcare Fund, L.P.	US/Canada	12,000,000	22,054,771	10.83	10/1/2010	Quarterly	45 days	6/30/2016	$22,054,771
Quentec Partners, L.P.	US/Canada	18,000,000	19,205,379	9.44	9/1/2014	Quarterly	45 days	6/30/2016	$19,205,379
Senzar Healthcare US Fund, L.P.	US/Canada	17,080,000	16,392,283	8.05	1/1/2014	Monthly	30 days	6/30/2016	$16,392,283

Equity Hedged Subtotal		121,846,447	169,026,457	83.04

Total		$ 121,846,447	$ 169,026,457	83.04%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	The Investment Fund is subject to an investor level gate of 50% during any 90-day period, without a penalty.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The preceding notes are an integral part of these financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) A&Q Technology Fund LLC

By (Signature and Title)* /s/ William Ferri
William Ferri, Principal Executive Officer

Date 9/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William Ferri
William Ferri, Principal Executive Officer

Date 9/8/2016

By (Signature and Title)* /s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date 9/8/2016

*	Print the name and title of each signing officer under his or her signature.